Segment information - Summary of Identified Items by Segment (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Identified items included in Income before taxation
Divestment gains/(losses)	$ 3,582	$ (288)	$ 257
Impairment (impairments)/reversals	(3,668)	(5,051)	(8,300)
Redundancy and restructuring	(421)	(1,012)	(329)
Fair value accounting of commodity derivatives and certain gas contracts	733	(1,013)	(419)
Other	(482)	(1,503)	59
Identified items before taxation	(256)	(8,867)	(8,732)	$ 256	$ 8,867	$ 8,732
Tax on identified items [D]	203	1,521	479	(203)	(1,521)	(479)
Identified items included in Income for the period
Divestment gains/(losses)	3,303	(319)	277
Impairment (impairments)/reversals	(2,955)	(4,371)	(6,219)
Redundancy and restructuring	(293)	(711)	(241)
Fair value accounting of commodity derivatives and certain gas contracts	714	(848)	(1,285)
Impact of exchange rate movements and inflationary adjustments on tax balances	51	363	(355)
Other	(873)	(1,460)	(430)
Impact on Income for the period	(53)	(7,346)	(8,253)
Impact on Income for the period attributable to non-controlling interest	0	18	(11)
Impact on Income for the period attributable to Shell plc shareholders	(53)	(7,364)	(8,242)
Integrated Gas
Identified items included in Income before taxation
Divestment gains/(losses)	81	(100)	(22)
Impairment (impairments)/reversals	(685)	(555)	(3,147)
Redundancy and restructuring	(52)	(106)	(1)
Fair value accounting of commodity derivatives and certain gas contracts	1,322	(1,286)	(4,754)
Other	32	(129)	32
Identified items before taxation	698	(2,176)	(7,892)	(698)	2,176	7,892
Tax on identified items [D]	98	376	1,030	(98)	(376)	(1,030)
Identified items included in Income for the period
Divestment gains/(losses)	78	(96)	(14)
Impairment (impairments)/reversals	(433)	(363)	(2,247)
Redundancy and restructuring	(37)	(71)	0
Fair value accounting of commodity derivatives and certain gas contracts	1,171	(1,088)	(4,408)
Impact of exchange rate movements and inflationary adjustments on tax balances	34	(49)	0
Other	(17)	(133)	(193)
Impact on Income for the period	796	(1,800)	(6,862)
Impact on Income for the period attributable to non-controlling interest	0	0	0
Impact on Income for the period attributable to Shell plc shareholders	796	(1,800)	(6,862)
Upstream
Identified items included in Income before taxation
Divestment gains/(losses)	2,823	89	209
Impairment (impairments)/reversals	(238)	(362)	(1,187)
Redundancy and restructuring	(67)	(320)	(21)
Fair value accounting of commodity derivatives and certain gas contracts	(4)	(58)	448
Other	(115)	(449)	(615)
Identified items before taxation	2,399	(1,100)	(1,166)	(2,399)	1,100	1,166
Tax on identified items [D]	(398)	477	(100)	398	(477)	100
Identified items included in Income for the period
Divestment gains/(losses)	2,655	67	208
Impairment (impairments)/reversals	(162)	(323)	(642)
Redundancy and restructuring	(30)	(214)	(9)
Fair value accounting of commodity derivatives and certain gas contracts	(1)	(14)	128
Impact of exchange rate movements and inflationary adjustments on tax balances	62	313	(295)
Other	(523)	(452)	(656)
Impact on Income for the period	2,001	(623)	(1,266)
Impact on Income for the period attributable to non-controlling interest	0	0	0
Impact on Income for the period attributable to Shell plc shareholders	2,001	(623)	(1,266)
Marketing
Identified items included in Income before taxation
Divestment gains/(losses)	(97)	(399)	1
Impairment (impairments)/reversals	(1,630)	(1,747)	(509)
Redundancy and restructuring	(148)	(296)	(150)
Fair value accounting of commodity derivatives and certain gas contracts	(2)	49	19
Other	(203)	(9)	300
Identified items before taxation	(2,080)	(2,402)	(339)	2,080	2,402	339
Tax on identified items [D]	372	412	85	(372)	(412)	(85)
Identified items included in Income for the period
Divestment gains/(losses)	(72)	(386)	1
Impairment (impairments)/reversals	(1,384)	(1,423)	(466)
Redundancy and restructuring	(107)	(214)	(113)
Fair value accounting of commodity derivatives and certain gas contracts	(7)	40	26
Impact of exchange rate movements and inflationary adjustments on tax balances	0	0	0
Other	(138)	(7)	298
Impact on Income for the period	(1,708)	(1,990)	(254)
Impact on Income for the period attributable to non-controlling interest	0	0	(11)
Impact on Income for the period attributable to Shell plc shareholders	(1,708)	(1,990)	(243)
Chemicals and Products
Identified items included in Income before taxation
Divestment gains/(losses)	722	6	(46)
Impairment (impairments)/reversals	(737)	(1,205)	(2,690)
Redundancy and restructuring	(104)	(195)	(106)
Fair value accounting of commodity derivatives and certain gas contracts	(186)	(117)	276
Other	(99)	147	(66)
Identified items before taxation	(404)	(1,364)	(2,632)	404	1,364	2,632
Tax on identified items [D]	27	187	497	(27)	(187)	(497)
Identified items included in Income for the period
Divestment gains/(losses)	564	4	(35)
Impairment (impairments)/reversals	(634)	(1,176)	(2,195)
Redundancy and restructuring	(82)	(142)	(82)
Fair value accounting of commodity derivatives and certain gas contracts	(150)	(86)	214
Impact of exchange rate movements and inflationary adjustments on tax balances	0	0	0
Other	(75)	223	(37)
Impact on Income for the period	(377)	(1,177)	(2,135)
Impact on Income for the period attributable to non-controlling interest	0	18	0
Impact on Income for the period attributable to Shell plc shareholders	(377)	(1,195)	(2,135)
Renewables and Energy Solutions
Identified items included in Income before taxation
Divestment gains/(losses)	40	119	110
Impairment (impairments)/reversals	(367)	(1,181)	(767)
Redundancy and restructuring	(31)	(97)	(32)
Fair value accounting of commodity derivatives and certain gas contracts	(397)	399	3,592
Other	(50)	40	408
Identified items before taxation	(805)	(720)	3,311	805	720	(3,311)
Tax on identified items [D]	144	(12)	(978)	(144)	12	978
Identified items included in Income for the period
Divestment gains/(losses)	69	94	114
Impairment (impairments)/reversals	(334)	(1,085)	(669)
Redundancy and restructuring	(24)	(71)	(25)
Fair value accounting of commodity derivatives and certain gas contracts	(299)	300	2,755
Impact of exchange rate movements and inflationary adjustments on tax balances	0	0	0
Other	(73)	30	158
Impact on Income for the period	(661)	(732)	2,333
Impact on Income for the period attributable to non-controlling interest	0	0	0
Impact on Income for the period attributable to Shell plc shareholders	(661)	(732)	2,333
Corporate
Identified items included in Income before taxation
Divestment gains/(losses)	13	(3)	5
Impairment (impairments)/reversals	(11)	(1)	0
Redundancy and restructuring	(19)	2	(19)
Fair value accounting of commodity derivatives and certain gas contracts	0	0	0
Other	(47)	(1,103)	0
Identified items before taxation	(64)	(1,105)	(14)	64	1,105	14
Tax on identified items [D]	(40)	81	(55)	$ 40	$ (81)	$ 55
Identified items included in Income for the period
Divestment gains/(losses)	9	(2)	3
Impairment (impairments)/reversals	(8)	(1)	0
Redundancy and restructuring	(13)	1	(12)
Fair value accounting of commodity derivatives and certain gas contracts	0	0	0
Impact of exchange rate movements and inflationary adjustments on tax balances	(45)	99	(60)
Other	(47)	(1,121)	0
Impact on Income for the period	(104)	(1,024)	(69)
Impact on Income for the period attributable to non-controlling interest	0	0	0
Impact on Income for the period attributable to Shell plc shareholders	$ (104)	(1,024)	$ (69)
Reclassification adjustments on exchange differences on translation of foreign operations, before tax		$ 1,122